Investment Strategy	Jan. 28, 2026
RiverPark Large Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses fundamental research to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Wedgewood Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wedgewood Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy. Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than five years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

RiverPark Short Term High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, securities issued by the U.S. Government, its agencies and instrumentalities, preferred stock, special purpose acquisition companies (“SPACs”), convertible bonds, bank loans and high yield bonds (collectively, “Securities”), that CrossingBridge Advisors, LLC (“CrossingBridge”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective. Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield Securities rated BB or below by a Rating Agency or, if unrated, determined by CrossingBridge to be of comparable quality. The Fund will maintain a dollar-weighted average effective maturity of no more than three years. However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years. The effective maturity of a Security will be defined as the shorter of the contractual maturity of a security or the date CrossingBridge reasonably believes that because of a Qualifying Feature (as described below) a Security will be redeemed earlier than the contractual maturity date. “Qualifying Feature” means any of the following: (a) an announcement, or when CrossingBridge reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, CrossingBridge applies a “bottom up” approach in choosing investments. This means that CrossingBridge looks at Securities one at a time to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. If CrossingBridge is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective. Securities are generally held in the Fund’s portfolio until maturity or effective maturity. However, a Security may be sold prior to maturity. For example, a Security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a Security may be purchased at a discount and/or sold prior to maturity where CrossingBridge believes it is advantageous to do so.

RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

RiverPark Long/Short seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that RiverPark believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged over the long term. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S. The Fund limits its investments in the securities of foreign issuers to no more than 15% of its assets. The equity securities in which the Fund invests are primarily common stocks. The Fund may invest in the equity securities of issuers with small, medium or large market capitalizations.

The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets. The Fund seeks to accomplish its objective through in-depth, long-term, fundamental research. The Fund focuses its research on what the Adviser believes to be the dominant secular, economic and demographic changes in society. The Adviser seeks to identify the industries and companies most affected, positively or negatively, by these changes. On the long side, the Adviser seeks to identify those companies that the Adviser believes have strong growth prospects, best in class management teams, strong pricing power, large market opportunities and high returns on capital. The Adviser uses fundamental research to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in companies at attractive valuations. In addition, on the short side, the Adviser seeks to identify those companies that the Adviser believes have low quality management teams, a history of poor capital allocation, are losing competitive and pricing advantage and may have contracting earnings for the foreseeable future. The Adviser then employs a value discipline in constructing the Fund’s portfolio and seeks to purchase and/or sell short securities if and only if the Adviser believes that the current price does not properly reflect the company’s long-term prospects and risks.

Individual company derivatives may be used to enhance the risk return profile of specific investment opportunities, and market index derivatives may be employed to manage market and industry exposure. The types of derivatives in which the Fund may invest include call options, put options and swap contracts. The Fund will primarily use options, calls and puts, to make investments that have less downside risk as compared to investment directly in the equities underlying the option. The Fund does not intend to use options for the purpose of gaining leverage to any material degree. Examples of strategies that the Fund may pursue using options include: (i) selling calls on existing positions, (ii) selling puts in cases where a decline in the value of a stock would trigger the Adviser’s decision to purchase the stock pursuant to the Fund’s strategy, (iii) purchasing calls where the Adviser perceives there to be significant downside risk associated with the underlying stock, and (iv) purchasing puts to hedge existing long positions. The Fund may also use swaps when the Adviser determines such contracts to be a cost effective and more efficient manner to gain exposure to securities as compared to direct investment in the underlying security.

The Fund may sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund does not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. The amount of shorts in the portfolio at any given time will be dependent on finding attractively priced short ideas and the desire to manage the overall net market exposure of the Fund. Additionally, the Fund’s principal investment strategy may include borrowing so long as the Fund limits its borrowing to no more than 30% of its total assets (including the amounts borrowed). Selling securities short and borrowing are considered forms of leverage.

RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to generate current income and capital appreciation consistent with the preservation of capital by investing in commercial mortgage-backed securities (“CMBS”), predominately in the United States. CMBS are debt instruments that are secured by commercial real estate (“CRE”) assets and include bank loans secured by CRE assets (“Bank Loans”), certificated CRE mezzanine loans (“Mezzanine Loans”) and CRE collateralized debt and loan obligations (“CLOs”).

Under normal circumstances, the Fund may invest up to 100% of its assets in fixed income securities of which no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) will be invested in floating rate CMBS. Floating rate CMBS will typically have coupons that reset monthly. There is no limitation on the maturity of fixed income securities in which the Fund invests.

The Fund will primarily make investments in assets that, at the time of purchase by the Fund, are current with respect to payments of interest and principal in accordance with their underlying documents (referred to herein as “performing”) and which the Adviser believes, if held to maturity, have a limited risk of loss of principal. The CMBS acquired by the Fund will typically be protected by subordinate layers of debt and equity credit support. Typically, the portfolio will have a weighted average exposure, including all debt that is senior and at the same level, of approximately 50% of the underlying real estate value (a 50% loan-to-value ratio or “LTV”). For example, if the total of senior and same level debt is $50 million and the underlying real estate is valued at $100 million, then that security would have a 50% LTV.

The Fund seeks to generate its returns primarily from its investments’ monthly cash distributions and secondarily through opportunistic trading. The CMBS investments will generally have between two and five years of remaining loan term (though individual securities may have maturities as long as ten years and as short as one year or less). All securities are currently expected to be U.S. dollar-denominated although they may be issued by a foreign corporation or entity or a U.S. affiliate of a foreign corporation or entity. The Fund may invest without limitation in securities and instruments of foreign issuers of CMBS where the properties underlying the securities are located in the United States or its territories, or the Fund may also invest in a limited amount (but no more than 10% of its net assets) of CMBS backed by properties located in foreign countries.

The Fund will invest across the debt capital structure from AAA to unrated, with a significant percentage (up to 100%) of investments expected to be below investment grade (commonly referred to as “junk bonds,” which are considered speculative). However, the Adviser does not rely solely on rating agencies to determine the risk associated with an investment; instead, the Adviser’s investment process is a fundamental based “bottom up” focus on CRE credit quality. The Adviser’s investment process is comprised of three interrelated components: analysis of the underlying CRE properties, analysis of the security’s legal structure and yield and ongoing portfolio management focused on trading and risk management.

The Fund intends to be primarily a “buy and hold” investor in CMBS but will also use its trading skills to buy and sell investments opportunistically, either offensively (to capture additional perceived upside) or defensively (to protect against perceived credit erosion). While the Fund seeks to invest primarily in performing CMBS, it will opportunistically invest in distressed and/or sub-performing CMBS if such investments otherwise satisfy the Adviser’s bottom-up investment approach described above.

If the Adviser is unable to find attractive investment opportunities, consistent with the Fund’s investment objectives, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective.

Industry Concentration Policy. The Fund intends to concentrate its investments in the commercial real estate industry, which will include CMBS and other securities that are secured by or otherwise have exposure to commercial real estate. This means that the Fund may invest more than 25% of its total assets in CMBS, which will cause the Fund to be more sensitive to adverse economic, business or political developments that affect the commercial real estate industry and CMBS than a fund that invests more broadly.

Riverpark/Next Century Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The Fund defines small cap companies as those with market capitalizations, at the time of initial investment, of less than the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis. As of December 31, 2025, the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis was $59.1 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 15% revenue growth or are likely to achieve a greater than 15% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

The next step is a research review of the size of the market in which the company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is expected to maintain a diversified portfolio of approximately 40-60 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes will typically range up to 5% of the portfolio, although the Fund may at times hold positions greater than 5% of the portfolio. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 10% or 2x the weighting of such sector in the Russell 2000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically focused in the fastest growing sectors and industries.

Next Century believes in adhering to a strong sell discipline. Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.

RiverPark/Next Century Large Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The Fund defines large cap companies as those with market capitalizations, at the time of initial investment, of greater than $7.5 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 10% revenue growth or are likely to achieve a greater than 10% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

The next step is a research review of the size of the market in which each company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is non-diversified and expects to maintain a portfolio of approximately 40 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes are generally limited to the greater of 5% of the portfolio or 1% more than the weighting of such position in the Russell 1000® Growth Index. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 15% or 2.5x the weighting of such sector in the Russell 1000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically focused in the fastest growing sectors and industries. At launch, the Fund is expected to have significant exposure to the industrials, healthcare and information technology sectors.

Next Century believes in adhering to a strong sell discipline. Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.